SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2016
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
18.	SEGMENT INFORMATION

The Company's Chief Operating Decision Maker (the "CODM") is the CEO, who is responsible for decisions about allocating resources and assessing performance of the Company.

The Company had two reportable segments as of and for the years ended December 31, 2016, 2015 and 2014, namely Renren and Internet Finance.

	Year ended December 31, 2014			Year ended December 31, 2015			Year ended December 31, 2016
	Renren	Internet Finance	Total	Renren	Internet Finance	Total	Renren	Internet Finance	Total

Net revenues	$46,641	$27	$46,668	$32,507	$8,604	$41,111	$34,047	$29,317	$63,364
Cost of revenues	34,563	100	34,663	29,732	6,988	36,720	25,880	25,887	51,767
Operating expenses	171,246	1,672	172,918	87,331	22,366	109,697	63,713	20,897	84,610
Operating loss	(159,168)	(1,745)	(160,913)	(84,556)	(20,750)	(105,306)	(55,546)	(17,467)	(73,013)
Net income (loss) from continuing operations	31,535	(1,745)	29,790	(202,427)	(20,750)	(223,177)	(176,586)	(17,467)	(194,053)
Net income from discontinued operations	30,288	-	30,288	1,520	-	1,520	8,701	-	8,701

Net income (loss)	$61,823	$(1,745)	$60,078	$(200,907)	$(20,750)	$(221,657)	$(167,885)	$(17,467)	$(185,352)

The Company does not allocate assets to its current operating segments as management does not believe that allocating these assets is useful in evaluating these segments’ performance. Accordingly, the Company has not made disclosure of total assets by reportable segment.

The majority of the Company's revenue for the years ended December 31, 2014, 2015 and 2016 was generated from the PRC.

As of December 31, 2014, 2015 and 2016, respectively, substantially all of long-lived assets of the Company were located in the PRC.